Related party transactions - Disclosure of significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Net revenues	€ 189,544	€ 179,592	[1]	€ 149,419	[1]
Cost of revenues	151,400	144,327	[1]	119,943	[1]
Selling, general and other costs	9,541	8,981	[1]	9,130	[1]
Finance income (cost)	(42)	768	[1]	734	[1]
Trade and other receivables	21,359	14,870
Trade payables and other liabilities	56,643	54,383
Asset- backed financing	4,778	1,655
Debt	24,685	25,498
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Net revenues	11,729	11,464		10,837
Cost of revenues	1,730	3,302		4,502
Selling, general and other costs	148	210		222
Finance income (cost)	8	5		30
Trade and other receivables	1,946	1,795
Trade payables and other liabilities	898	1,089
Asset- backed financing	38	57
Debt	67	137
Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	11,348	11,076		9,947
Cost of revenues	1,440	2,959		2,010
Selling, general and other costs	25	67		78
Finance income (cost)	9	6		36
Trade and other receivables	1,459	1,533
Trade payables and other liabilities	753	897
Asset- backed financing	38	57
Debt	60	129
Associates
Disclosure of transactions between related parties [line items]
Net revenues	23	65		91
Cost of revenues	196	183		2,192
Selling, general and other costs	2	16		16
Finance income (cost)	(1)	0		(2)
Trade and other receivables	237	102
Trade payables and other liabilities	34	27
Asset- backed financing	0	0
Debt	0	0
CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	263	306		538
Cost of revenues	70	110		289
Selling, general and other costs	121	122		123
Finance income (cost)	0	0		0
Trade and other receivables	62	65
Trade payables and other liabilities	85	74
Asset- backed financing	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	95	17		261
Cost of revenues	24	50		11
Selling, general and other costs	0	5		5
Finance income (cost)	0	(1)		(4)
Trade and other receivables	188	95
Trade payables and other liabilities	26	91
Asset- backed financing	0	0
Debt	7	8
Tofas | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	1,339	1,129		831
Cost of revenues	779	1,699		1,220
Selling, general and other costs	27	24		14
Finance income (cost)	0	0		0
Trade and other receivables	164	214
Trade payables and other liabilities	180	423
Asset- backed financing	0	0
Debt	0	0
FCA Bank | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	0	2,007		1,666
Cost of revenues	0	33		19
Selling, general and other costs	0	30		(1)
Finance income (cost)	0	21		39
Trade and other receivables	0	272
Trade payables and other liabilities	0	122
Asset- backed financing	0	2
Debt	0	113
Leasys SAS | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	960	0		0
Cost of revenues	12	0		0
Selling, general and other costs	6	0		0
Finance income (cost)	0	0		0
Trade and other receivables	147	0
Trade payables and other liabilities	104	0
Asset- backed financing	0	0
Debt	38	0
GAC-Stellantis JV | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	0	24		45
Cost of revenues	0	0		0
Selling, general and other costs	0	0		0
Finance income (cost)	0	(2)		(3)
Trade and other receivables	0	0
Trade payables and other liabilities	14	14
Asset- backed financing	0	0
Debt	0	0
Dongfeng Peugeot Citroën Auto Finance Company | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	72	140		150
Cost of revenues	177	604		122
Selling, general and other costs	0	0		0
Finance income (cost)	(3)	(7)		0
Trade and other receivables	128	114
Trade payables and other liabilities	44	64
Asset- backed financing	0	0
Debt	0	0
Finance companies in partnership with SCF and BNPP PF | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	8,973	7,773		7,251
Cost of revenues	471	623		647
Selling, general and other costs	(7)	1		57
Finance income (cost)	14	(2)		0
Trade and other receivables	943	919
Trade payables and other liabilities	400	258
Asset- backed financing	38	55
Debt	22	16
Other | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	4	3		4
Cost of revenues	1	0		2
Selling, general and other costs	(1)	12		8
Finance income (cost)	(2)	(4)		0
Trade and other receivables	77	14
Trade payables and other liabilities	11	16
Asset- backed financing	0	0
Debt	0	0
Other | Associates
Disclosure of transactions between related parties [line items]
Net revenues	23	65		66
Cost of revenues	196	183		144
Selling, general and other costs	2	16		16
Finance income (cost)	(1)	0		(2)
Trade and other receivables	237	102
Trade payables and other liabilities	34	27
Asset- backed financing	0	0
Debt	0	0
Other | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	1	1		179
Cost of revenues	0	1		5
Selling, general and other costs	43	48		49
Finance income (cost)	0	0		0
Trade and other receivables	1	1
Trade payables and other liabilities	25	39
Asset- backed financing	0	0
Debt	0	0
GEFCO | Associates
Disclosure of transactions between related parties [line items]
Net revenues	0	0		25
Cost of revenues	0	0		2,048
Selling, general and other costs	0	0		0
Finance income (cost)	0	0		0
CNHI | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	28	50		332
Cost of revenues	0	0		169
Selling, general and other costs	(3)	0		1
Finance income (cost)	0	0		0
Trade and other receivables	11	19
Trade payables and other liabilities	1	1
Asset- backed financing	0	0
Debt	0	0
Iveco | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	218	233		0
Cost of revenues	19	26		0
Selling, general and other costs	(5)	(1)		0
Finance income (cost)	0	0		0
Trade and other receivables	42	34
Trade payables and other liabilities	40	17
Asset- backed financing	0	0
Debt	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	16	22		27
Cost of revenues	51	83		115
Selling, general and other costs	(1)	0		0
Finance income (cost)	0	0		0
Trade and other receivables	8	11
Trade payables and other liabilities	19	17
Asset- backed financing	0	0
Debt	0	0
Directors and Key Management | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	0	0		0
Cost of revenues	0	0		0
Selling, general and other costs	87	75		73
Finance income (cost)	€ 0	€ 0		€ 0

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information